Short-term Bank Loans	12 Months Ended
Dec. 31, 2022
Short-term Bank Loans
Short-term Bank Loans

Note 10 - Short-term Bank Loans

The Company’s short-term bank loans consist of the following:

	December 31,	December 31,
	2022	2021
Loan payable to Bank of China Lishui Branch	$2,331,591	$2,679,852
Loan payable to Shanghai Pudong Development (“SPD”) Bank Lishui Branch	1,305,000	2,039,700
Total	$3,636,591	$4,719,552

On December 22, 2021, Tantech Charcoal entered into a short-term loan agreement with Bank of China (Lishui Branch) to borrow approximately $2,550,044 (RMB17,080,000) for six months with fixed annual interest rate of 4.5%. The purpose of the loan was for purchasing bamboo charcoal materials. The loan was collateralized by building and land use right of Tantech Bamboo with maximum guaranteed amount up to approximately $3.9 million (RMB25,960,000). The loan was also guaranteed by two related parties, Lishui Jiuanju Commercial Trade Co., Ltd. (“LJC”), and Forasen Group Co., Ltd., one unrelated third party, Zhejiang Meifeng Tea Industry Co., Ltd., and other three related individuals, Zhengyu Wang, Chairman of the Board and previous CEO of the Company, his wife, Yefang Zhang, and his relative, Aihong Wang. The loan was fully repaid upon maturity.

On December 22, 2022, Tantech Charcoal entered into a short-term loan agreement with Bank of China (Lishui Branch) to borrow approximately $2,331,591 (RMB 16,079,936) for one year with fixed annual interest rate of 4.35%. The purpose of the loan was for purchasing bamboo charcoal materials. The loan was collateralized by building and land use right of Tantech Bamboo with maximum guaranteed amount up to approximately $3.8 million (RMB25,960,000). Zhengyu Wang and his wife, Yefang Zhang pledged personal property as collateral to secure the loan with maximum guaranteed amount up to approximately $0.2 million (RMB1,140,000). The loan was also guaranteed by two related parties, Lishui Jiuanju Commercial Trade Co., Ltd. (“LJC”), and Forasen Group Co., Ltd., one unrelated third party, Zhejiang Meifeng Tea Industry Co., Ltd., and other three related individuals, Zhengyu Wang, Chairman of the Board and previous CEO of the Company, his wife, Yefang Zhang, and his relative, Aihong Wang.

On April 1, 2022, Tantech Bamboo entered into a short-term-loan agreement with SPD Bank (Lishui Branch) to extend the remaining loan $1,740,000 (RMB12 million) to March 30, 2023 with fixed interest rate of 3.9%. The purpose of the loan was to fund working capital needs. The loan was guaranteed by three related parties, Zhengyu Wang and his wife, Yefang Zhang and Forasen Group Co., Ltd., a company owned by Zhengyu Wang and Yefang Zhang; a third party, Lishui Zhongyun Mitai Industrial Co., Ltd. The loan was also collateralized by building and land use right of Tantech Energy with maximum guaranteed amount up to approximately $4.2 million (RMB29,250,000). The extended loan was fully repaid on September 27, 2022

On September 29, 2022, Tantech Bamboo entered into a short-term loan agreement with SPD (Luishui Branch) to borrow $1,450,000 (RMB10.0 million) for one year with fixed annual interest rate 3.90%. The purpose of the loan was to fund working capital needs. The loan was guaranteed by three related parties, Zhengyu Wang and his wife, Yefang Zhang and Forasen Group Co., Ltd., a company owned by Zhengyu Wang and Yefang Zhang., and one unrelated third party, Lishui Zhongyun Mitai Industrial Co., Ltd., The loan was also collateralized by building and land use right of Tantech Energy with maximum guaranteed amount up to approximately $4.2 million (RMB29,090,000). As of December 31, 2022, the outstanding balance was $1,305,000 (RMB9.0 million).

As of December 31, 2022, total bank loans payable amounted to $3,636,591.

On July 2, 2021, Tantech Charcoal entered into a short-term loan agreement with Bank of China (Lishui Branch) to borrow approximately $2,679,852 (RMB 17,080,000) for six months with fixed annual interest rate of 4.65%. The purpose of the loan was for purchasing bamboo charcoal materials. The loan was collateralized by building and land use right of Tantech Bamboo with maximum guaranteed amount up to approximately $4.1 million (RMB25,960,000). The loan was also guaranteed by two related parties, Lishui Jiuanju Commercial Trade Co., Ltd. (“LJC”), and Forasen Group Co., Ltd., one unrelated third party, Zhejiang Meifeng Tea Industry Co., Ltd., and other three related individuals, Zhengyu Wang, Chairman of the Board and previous CEO of the Company, his wife, Yefang Zhang, and his relative, Aihong Wang. The loan was renewed for one year from December 22, 2021 with fixed annual interest rate of 4.5%.

On April 7, 2021, Tantech Bamboo entered into a short-term loan agreement with SPD Bank (Lishui Branch) to borrow $2,510,400 (RMB 16 million) for one year with fixed annual interest rate of 5.65%. The purpose of the loan was to fund working capital needs. The loan was guaranteed by three related parties, Zhengyu Wang and his wife, Yefang Zhang and Forasen Group Co., Ltd., a company owned by Zhengyu Wang and Yefang Zhang. The loan was also collateralized by building and land use right of Tantech Energy with maximum guaranteed amount up to approximately $4.6 million (RMB29,250,000). The Company repaid $470,700 (RMB 3.0 million) as required during years ended December 31, 2021. The company further repaid $156,900 (RMB 1 million) subsequently. And the remaining loan was subsequently renewed for another year with new maturity date of March 30, 2023, at a fixed annual interest rate of 3.90%. The renewed loan was guaranteed by one more unrelated third party, Lishui Zhongyun Mitai Industrial Co., Ltd.

As of December 31, 2021, total bank loans payable amounted to $4,719,552.

For the years ended December 31, 2022, 2021 and 2020, the interest expense related to bank loans was $188,717, $265,248 and $300,125, respectively.